Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Basis of presentation – The accompanying balance sheet of the Partnership has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents – The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits.

Deferred charges – Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes – As a partnership, no provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

The Partnership has adopted the provisions of FASB Topic 740, Accounting for Uncertainty in Income Taxes. This accounting guidance prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Additionally, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its entity level tax position as of June 30, 2016 and does not expect any material adjustments to be made.

Use of estimates – The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

SQN AIF V GP, LLC [Member]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Consolidation – In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the Limited Partners owning a majority of the Managed Fund’s limited partnership units. At June 30, 2016, the Managed Fund had a single Limited Partner and therefore does not exercise control which would require consolidation.

Basis of presentation – The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.

Cash and cash equivalents – The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. At June 30, 2016, the LLC had cash and cash equivalents of $1,000,000 held in one bank in the United States of America.

Revenue recognition – The LLC is not expected to generate any revenue, its only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds, and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes – The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

The LLC has adopted the provisions of FASB Topic 740, Accounting for Uncertainty in Income Taxes. This accounting guidance prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Additionally, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its entity level tax position as of June 30, 2016 and does not expect any material adjustments to be made.

Use of estimates – The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.